UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22497

Huntington Strategy Shares

(Exact name of registrant as specified in charter)

2960 North Meridian St., Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 477-3837

Date of fiscal year end: April 30

Date of reporting period: October 31, 2012

EXPLANATORY NOTE:

This amended filing of Form N-CSRS is being made to address an incorrect filing. A submission was filed January 4, 2013 under accession number 0001193125-13-003145 which erroneously displayed an incorrect telephone number for the registrant. This amended filing is made with the correct telephone number for the registrant to replace the original filing, which should be disregarded.

Item 1. Reports to Stockholders.

Semi-Annual Shareholder Report

Huntington Strategy Shares

Huntington US Equity Rotation Strategy ETF

Huntington Ecological Strategy ETF

OCTOBER 31, 2012

Expense Examples (Unaudited)	October 31, 2012

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges, as applicable; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of, and held through, the inception-to-date period ended October 31, 2012.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual

Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value	Actual Ending Account Value 10/31/12	Hypothetical Ending Account Value	Actual Expenses Paid During the Period	Hypothetical Expenses Paid During the Period (*)	Annualized Expense Ratio During Period
Huntington US Equity Rotation Strategy ETF (a)	$1,000.00	$1,050.40	$1,019.05	$2.70	$6.14	0.95%
Huntington EcoLogical Strategy ETF (b)	$1,000.00	$1,040.40	$1,019.05	$3.61	$6.14	0.95%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
(a)	The Fund commenced operations on July 23, 2012. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 101 divided by 366 (to reflect the actual days in the period). Hypothetical Expense Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half year period).
(b)	The Fund commenced operations on June 18, 2012. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 136 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half year period).

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	October 31, 2012

Schedule of Portfolio Investments	(unaudited)

Share Amount		Market Value

Common Stocks (96.4%)
Aerospace & Defense (1.4%)
216	Boeing Co.	$15,215
108	General Dynamics Corp.	7,353
252	Honeywell International, Inc.	15,432
99	Lockheed Martin Corp.	9,273
90	Northrop Grumman Corp.	6,182
126	Raytheon Co.	7,127
135	Textron, Inc.	3,403
252	United Technologies Corp.	19,697
		83,682
Air Freight & Logistics (0.6%)
90	C.H. Robinson Worldwide, Inc.	5,430
99	FedEx Corp.	9,107
288	United Parcel Service, Inc., Class B	21,096
		35,633
Airlines (0.1%)
36	Allegiant Travel Co. †	2,619
378	Southwest Airlines Co.	3,334
		5,953
Auto Components (0.2%)
243	Johnson Controls, Inc.	6,257
288	The Goodyear Tire & Rubber Co. †	3,286
		9,543
Automobiles (0.3%)
1,305	Ford Motor Co.	14,564
117	Harley-Davidson, Inc.	5,471
		20,035
Beverages (1.4%)
1,314	Coca-Cola Co.	48,855
63	Monster Beverage Corp. †	2,814
468	PepsiCo, Inc.	32,404
		84,073
Biotechnology (3.0%)
162	Alexion Pharmaceuticals, Inc. †	14,642
702	Amgen, Inc.	60,754
207	Biogen Idec, Inc. †	28,612
135	Celgene Corp. †	9,898
774	Gilead Sciences, Inc. †	51,982
36	Regeneron Pharmaceuticals, Inc. †	5,123
369	The Medicines Co. †	8,088
		179,099
Building Products (0.1%)
216	Masco Corp.	3,259
Capital Markets (1.7%)
117	Ameriprise Financial, Inc.	6,829
414	Bank of New York Mellon Corp.	10,230
54	BlackRock, Inc.	10,243
63	Franklin Resources, Inc.	8,051
207	Invesco, Ltd.	5,034

Share Amount		Market Value

Common Stocks (continued)
Capital Markets (continued)
531	Morgan Stanley Dean Witter & Co.	$9,229
135	Northern Trust Corp.	6,450
207	State Street Corp.	9,226
126	T. Rowe Price Group, Inc.	8,182
441	The Charles Schwab Corp.	5,989
171	The Goldman Sachs Group, Inc.	20,930
		100,393
Chemicals (1.6%)
72	Albemarle Corp.	3,968
36	CF Industries Holdings, Inc.	7,387
45	Cytec Industries, Inc.	3,097
297	E.I. Du Pont de Nemours & Co.	13,221
126	Ecolab, Inc.	8,770
99	Hawkins, Inc.	3,871
117	Koppers Holdings, Inc.	4,177
153	Monsanto Co.	13,168
45	PPG Industries, Inc.	5,269
90	Praxair, Inc.	9,559
369	The Dow Chemical Co.	10,812
108	The Mosaic Co.	5,653
		88,952
Commercial Banks (1.8%)
261	BB&T Corp.	7,556
441	Fifth Third Bancorp	6,408
612	KeyCorp	5,153
171	PNC Financial Services Group	9,950
531	Regions Financial Corp.	3,462
216	SunTrust Banks, Inc.	5,875
540	U.S. Bancorp	17,933
1,476	Wells Fargo & Co.	49,727
		106,064
Commercial Services & Supplies (1.0%)
90	Adt Corp. †	3,736
252	Arbitron, Inc.	9,163
603	Cardtronics, Inc. †	17,131
468	Exlservice Holdings, Inc. †	13,872
180	Rollins, Inc.	4,081
234	Waste Management, Inc.	7,661
		55,644
Communications Equipment (2.1%)
3,537	Arris Group, Inc. †	48,599
1,539	Cisco Systems, Inc.	26,378
36	F5 Networks, Inc. †	2,969
207	Juniper Networks, Inc. †	3,430
2,016	PC-Tel, Inc.	13,144
459	Qualcomm, Inc.	26,886
		121,406
Computers & Peripherals (6.0%)
477	Apple Computer, Inc.	283,862
576	Dell, Inc.	5,316

See notes to Financial Statements.

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	(Continued)

Share Amount		Market Value

Common Stocks (continued)
Computers & Peripherals (continued)
585	EMC Corp. †	$14,286
594	Hewlett-Packard Co.	8,227
459	LivePerson, Inc. †	7,202
828	NCR Corp. †	17,619
144	NetApp, Inc. †	3,874
135	SanDisk Corp. †	5,638
459	Seagate Technology PLC	12,540
117	Western Digital Corp.	4,005
		362,569
Construction & Engineering (0.2%)
117	Fluor Corp.	6,534
135	ITT Corp.	2,808
		9,342
Consumer Finance (0.7%)
360	American Express Co.	20,149
207	Capital One Financial Corp.	12,455
207	Discover Financial Services	8,487
		41,091
Containers & Packaging (0.1%)
99	Owens-Illinois, Inc. †	1,930
45	Rock-Tenn Co., Class A	3,293
153	Sealed Air Corp.	2,482
		7,705
Diversified Consumer Services (0.1%)
315	H & R Block, Inc.	5,576
Diversified Financial Services (2.0%)
3,249	Bank of America Corp.	30,281
216	CBOE Holdings, Inc.	6,370
855	Citigroup, Inc.	31,968
1,098	J.P. Morgan Chase & Co.	45,764
135	Moody’s Corp.	6,502
		120,885
Diversified Telecommunication Services (1.8%)
1,845	AT&T, Inc.	63,819
972	Verizon Communications, Inc.	43,390
		107,209
Electric Utilities (1.5%)
279	Edison International	13,096
693	El Paso Electric Co.	23,555
432	Exelon Corp.	15,457
171	NextEra Energy, Inc.	11,980
477	Southern Co.	22,343
		86,431
Electrical Equipment (0.6%)
117	Ametek, Inc.	4,159
81	Cooper Industries PLC, Class A	6,070
252	Emerson Electric Co.	12,205
90	General Cable Corp. †	2,568

Share Amount		Market Value

Common Stocks (continued)
Electrical Equipment (continued)
63	Rockwell Automation, Inc.	$4,477
54	Roper Industries, Inc.	5,895
		35,374
Electronic Equipment, Instruments & Components (1.6%)
297	Analogic Corp.	21,877
540	Corning, Inc.	6,345
468	Cymer, Inc. †	37,295
702	Ingram Micro, Inc., Class A †	10,670
144	OSI Systems, Inc. †	11,412
81	Trimble Navigation, Ltd. †	3,822
		91,421
Energy Equipment & Services (1.0%)
162	Baker Hughes, Inc.	6,799
288	Halliburton Co.	9,300
72	Helmerich & Payne, Inc.	3,442
162	Nabors Industries, Ltd. †	2,185
135	National Oilwell Varco, Inc.	9,950
387	Schlumberger, Ltd.	26,907
		58,583
Food & Staples Retailing (1.7%)
144	Costco Wholesale Corp.	14,174
405	CVS Caremark Corp.	18,792
189	J & J Snack Foods Corp.	10,824
252	Walgreen Co.	8,878
486	Wal-Mart Stores, Inc.	36,460
63	Whole Foods Market, Inc.	5,968
		95,096
Food Products (1.1%)
270	Archer-Daniels-Midland Co.	7,247
81	Green Mountain Coffee Roasters, Inc. †	1,957
306	Hillshire Brands Co.	7,959
639	Hormel Foods Corp.	18,870
192	Kraft Foods Group, Inc. †	8,732
90	Lancaster Colony Corp.	6,550
576	Mondelez International, Inc.	15,287
		66,602
Gas Utilities (0.2%)
315	New Jersey Resources Corp.	14,005
Health Care (0.4%)
81	Air Methods Corp. †	8,880
189	Haemonetics Corp. †	15,441
		24,321
Health Care Equipment & Supplies (2.0%)
216	Baxter International, Inc.	13,528
207	Covidien PLC	11,375
1,197	CryoLife, Inc.	7,409
54	Edwards Lifesciences Corp. †	4,689
270	Hologic, Inc. †	5,567
72	IDEXX Laboratories, Inc. †	6,926

See notes to Financial Statements.

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	(Continued)

Share Amount		Market Value

Common Stocks (continued)
Health Care Equipment & Supplies (continued)
36	Intuitive Surgical, Inc. †	$19,521
360	Medtronic, Inc.	14,969
198	Neogen Corp. †	8,472
135	St. Jude Medical, Inc.	5,165
135	Stryker Corp.	7,101
207	Wex, Inc. †	15,272
		119,994
Health Care Providers & Services (3.3%)
153	Aetna, Inc.	6,686
1,125	AmerisourceBergen Corp.	44,370
477	AmSurg Corp. †	13,604
45	DaVita, Inc. †	5,063
306	Henry Schein, Inc. †	22,577
72	Humana, Inc.	5,347
297	McKesson Corp.	27,713
1,107	UnitedHealth Group, Inc.	61,992
117	WellPoint, Inc.	7,170
		194,522
Health Care Technology (0.3%)
234	Allscripts Healthcare Solutions, Inc. †	3,023
180	Cerner Corp. †	13,714
		16,737
Hotels, Restaurants & Leisure (1.2%)
9	Chipotle Mexican Grill, Inc. †	2,291
126	Marriott International, Inc., Class A	4,596
261	McDonald’s Corp.	22,655
1,260	Monarch Casino & Resort, Inc. †	11,491
216	Starbucks Corp.	9,914
90	Starwood Hotels & Resorts Worldwide, Inc.	4,667
72	Wyndham Worldwide Corp.	3,629
126	Yum! Brands, Inc.	8,834
		68,077
Household Durables (0.2%)
90	Lennar Corp., Class A	3,372
99	Tempur-Pedic International, Inc. †	2,618
54	Whirlpool Corp.	5,275
		11,265
Household Products (1.4%)
135	Clorox Co.	9,761
144	Colgate-Palmolive Co.	15,114
135	Kimberly-Clark Corp.	11,266
657	Procter & Gamble Co.	45,490
		81,631
Independent Power Producers & Energy Traders (0.1%)
216	NRG Energy, Inc.	4,657
Industrial Conglomerates (1.7%)
207	3M Co.	18,132
216	Danaher Corp.	11,174
3,078	General Electric Co.	64,822

Share Amount		Market Value

Common Stocks (continued)
Industrial Conglomerates (continued)
180	Tyco International, Ltd.	$4,837
		98,965
Insurance (2.7%)
144	ACE, Ltd.	11,326
180	AFLAC, Inc.	8,960
198	Allstate Corp.	7,916
252	American International Group, Inc. †	8,802
522	Berkshire Hathaway, Inc., Class B †	45,076
351	eHealth, Inc. †	7,617
243	Hartford Financial Services Group, Inc.	5,276
153	Lincoln National Corp.	3,793
279	Marsh & McLennan Cos., Inc.	9,494
207	Prudential Financial, Inc.	11,809
333	Safety Insurance Group, Inc.	15,435
126	The Chubb Corp.	9,699
153	The Travelers Cos., Inc.	10,854
		156,057
Internet & Catalog Retail (1.0%)
99	Amazon.com, Inc. †	23,049
54	Expedia, Inc.	3,194
459	IAC/InterActiveCorp	22,193
18	Netflix, Inc. †	1,424
18	Priceline.com, Inc. †	10,328
		60,188
Internet Software & Services (2.8%)
99	Akamai Technologies, Inc. †	3,761
324	DealerTrack Holdings, Inc. †	8,855
1,512	eBay, Inc. †	73,014
27	Equinix, Inc. †	4,871
63	Google, Inc., Class A †	42,826
54	Rackspace Hosting, Inc. †	3,439
486	VeriSign, Inc. †	18,016
414	XO Group, Inc. †	3,333
477	Yahoo!, Inc. †	8,018
		166,133
IT Services (6.5%)
198	Accenture PLC, Class A	13,347
135	Alliance Data Systems Corp. †	19,312
189	Automatic Data Processing, Inc.	10,922
117	Cognizant Technology Solutions Corp. †	7,798
675	Fiserv, Inc. †	50,585
1,098	Gartner Group, Inc. †	50,958
306	Heartland Payment Systems, Inc.	7,980
297	International Business Machines Corp.	57,775
99	MasterCard, Inc., Class A	45,632
270	Paychex, Inc.	8,756
414	Teradata Corp. †	28,280
1,008	Total System Services, Inc.	22,670
459	Visa, Inc., Class A	63,692
		387,707

See notes to Financial Statements.

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	(Continued)

Share Amount		Market Value

Common Stocks (continued)
Life Sciences Tools & Services (0.3%)
153	Agilent Technologies, Inc.	$5,506
108	Covance, Inc. †	5,261
144	Thermo Fisher Scientific, Inc.	8,793
		19,560
Machinery (1.6%)
207	Caterpillar, Inc.	17,557
90	Cummins, Inc.	8,422
162	Deere & Co.	13,842
171	Eaton Corp.	8,075
180	Illinois Tool Works, Inc.	11,039
135	Ingersoll-Rand PLC	6,349
72	Joy Global, Inc.	4,496
72	Lincoln Electric Holdings, Inc.	3,123
45	Oshkosh Truck Corp. †	1,349
171	PACCAR, Inc.	7,411
90	Parker Hannifin Corp.	7,079
43	Pentair, Ltd.	1,816
81	Stanley Black & Decker, Inc.	5,613
		96,171
Media (2.3%)
234	CBS Corp., Class B	7,582
756	Comcast Corp., Class A	28,357
234	DIRECTV †	11,960
108	Discovery Communications, Inc., Class A †	6,374
144	McGraw-Hill Cos., Inc.	7,960
684	News Corp., Class A	16,361
243	The Interpublic Group of Cos., Inc.	2,454
117	Time Warner Cable, Inc.	11,596
306	Time Warner, Inc.	13,296
189	Viacom, Inc., Class B	9,690
513	Walt Disney Co.	25,172
		140,802
Metals & Mining (0.7%)
450	Alcoa, Inc.	3,857
72	Allegheny Technologies, Inc.	1,897
63	Cliffs Natural Resources, Inc.	2,285
279	Freeport-McMoRan Copper & Gold, Inc.	10,848
126	Newmont Mining Corp.	6,873
153	Nucor Corp.	6,140
144	Olympic Steel, Inc.	2,592
54	Reliance Steel & Aluminum Co.	2,934
27	Royal Gold, Inc.	2,378
108	United States Steel Corp.	2,202
		42,006
Multiline Retail (0.5%)
72	Dollar Tree, Inc. †	2,871
63	Family Dollar Stores, Inc.	4,155
153	Macy’s, Inc.	5,825
216	Target Corp.	13,770
		26,621

Share Amount		Market Value

Common Stocks (continued)
Multi-Utilities (0.1%)
117	Sempra Energy	$8,161
Office Electronics (0.1%)
675	Xerox Corp.	4,347
Oil, Gas & Consumable Fuels (5.9%)
162	Anadarko Petroleum Corp.	11,147
126	Apache Corp.	10,427
126	Cabot Oil & Gas Corp.	5,919
243	Chesapeake Energy Corp.	4,923
522	Chevron Corp.	57,530
360	ConocoPhillips	20,826
117	CONSOL Energy, Inc.	4,114
180	Denbury Resources, Inc. †	2,759
135	Devon Energy Corp.	7,858
33	Energy Transfer Partners	1,412
90	EOG Resources, Inc.	10,484
1,269	Exxon Mobil Corp.	115,695
117	Hess Corp.	6,114
108	HollyFrontier Corp.	4,172
234	Marathon Oil Corp.	7,034
117	Marathon Petroleum Corp.	6,427
99	Murphy Oil Corp.	5,940
72	Noble Energy, Inc.	6,841
225	Occidental Petroleum Corp.	17,766
126	Peabody Energy Corp.	3,515
54	Pioneer Natural Resources Co.	5,705
63	Plains Exploration & Production Co. †	2,247
108	QEP Resources, Inc.	3,132
99	Range Resources Corp.	6,471
153	Southwestern Energy Co. †	5,309
216	The Williams Cos., Inc.	7,558
207	Valero Energy Corp.	6,024
		347,349
Paper & Forest Products (0.2%)
198	Clearwater Paper Corp. †	7,829
135	International Paper Co.	4,837
		12,666
Personal Products (0.1%)
207	Avon Products, Inc.	3,206
81	The Estee Lauder Cos., Inc., Class A	4,992
		8,198
Pharmaceuticals (13.0%)
1,260	Abbott Laboratories	82,555
504	Allergan, Inc.	45,320
1,350	Bristol-Myers Squibb Co.	44,888
666	Eli Lilly & Co.	32,388
954	Express Scripts Holding Co. †	58,709
81	Hospira, Inc. †	2,486
2,691	Johnson & Johnson	190,577
2,376	Merck & Co., Inc.	108,417
216	Mylan Laboratories, Inc. †	5,473
81	Perrigo Co.	9,316
6,093	Pfizer, Inc.	151,533

See notes to Financial Statements.

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	(Continued)

Share Amount		Market Value

Common Stocks (continued)
Pharmaceuticals (continued)
216	Salix Pharmaceuticals, Ltd. †	$8,433
81	Vertex Pharmaceuticals, Inc. †	3,907
297	Watson Pharmaceuticals, Inc. †	25,527
		769,529
Pipelines (0.1%)
180	Kinder Morgan, Inc.	6,248
Real Estate Investment Trusts (REITS) (1.7%)
486	Apartment Investment and Management Co., Class A	12,971
180	HCP, Inc.	7,974
342	Host Hotels & Resorts, Inc.	4,945
306	Potlatch Corp.	11,775
198	Prologis, Inc.	6,789
54	Public Storage, Inc.	7,486
99	Simon Property Group, Inc.	15,069
72	SL Green Realty Corp.	5,422
567	Urstadt Biddle Properties, Class A	10,739
108	Vornado Realty Trust	8,663
270	Weyerhaeuser Co.	7,476
		99,309
Real Estate Management & Development (0.1%)
189	CBRE Group, Inc., Class A †	3,405
36	Jones Lang LaSalle, Inc.	2,799
		6,204
Road & Rail (0.6%)
396	CSX Corp.	8,106
54	Kansas City Southern Industries, Inc.	4,345
144	Norfolk Southern Corp.	8,834
135	Union Pacific Corp.	16,609
		37,894
Semiconductors & Semiconductor Equipment (2.0%)
180	Altera Corp.	5,486
90	Cree, Inc. †	2,730
1,818	Exar Corp. †	15,544
315	FEI Co.	17,341
1,413	Intel Corp.	30,556
288	Lam Research Corp. †	10,195
477	Micron Technology, Inc. †	2,588
450	Monolithic Power Systems, Inc. †	8,744
324	NVIDIA Corp. †	3,878
549	Supertex, Inc. †	10,491
405	Texas Instruments, Inc.	11,376
		118,929
Software (5.2%)
207	Adobe Systems, Inc. †	7,038
126	Autodesk, Inc. †	4,012
99	BMC Software, Inc. †	4,029
396	Citrix Systems, Inc. †	24,477
216	Electronic Arts, Inc. †	2,668
225	Fair Isaac Corp.	10,485

Share Amount		Market Value

Common Stocks (continued)
Software (continued)
747	Intuit, Inc.	$44,387
1,089	Jack Henry & Associates, Inc.	41,382
342	MetLife, Inc.	12,138
2,043	Microsoft Corp.	58,296
1,035	Monotype Imaging Holdings, Inc.	15,846
477	NetScout Systems, Inc. †	11,796
1,035	Oracle Corp.	32,137
360	Red Hat, Inc. †	17,701
153	Rovi Corp. †	2,070
54	Salesforce.com, Inc. †	7,883
207	Tyler Technologies, Inc. †	9,897
		306,242
Specialty Retail (1.9%)
72	Abercrombie & Fitch Co., Class A	2,202
54	Advance Auto Parts, Inc.	3,831
144	American Eagle Outfitters, Inc.	3,005
198	Ann, Inc. †	6,962
90	Bed Bath & Beyond, Inc. †	5,191
135	Best Buy Co., Inc.	2,053
81	Foot Locker, Inc.	2,714
387	Lowe’s Cos., Inc.	12,531
414	OfficeMax, Inc.	3,043
45	O’Reilly Automotive, Inc. †	3,856
45	PetSmart, Inc.	2,988
81	Ross Stores, Inc.	4,937
36	Sherwin-Williams Co.	5,133
180	The Cato Corp., Class A	5,108
135	The Gap, Inc.	4,822
450	The Home Depot, Inc.	27,621
99	The Limited, Inc.	4,741
216	TJX Cos., Inc.	8,992
27	Tractor Supply Co.	2,598
		112,328
Textiles, Apparel & Luxury Goods (0.5%)
90	Coach, Inc.	5,045
45	Fossil, Inc. †	3,920
108	NIKE, Inc., Class B	9,868
45	Ralph Lauren Corp.	6,916
27	V.F. Corp.	4,225
		29,974
Tobacco (1.2%)
657	Altria Group, Inc.	20,893
45	Lorillard, Inc.	5,220
486	Philip Morris International, Inc.	43,040
		69,153
Trading Companies & Distributors (0.1%)
99	Fastenal Co.	4,426
18	W.W. Grainger, Inc.	3,625
		8,051
Water Utilities (0.4%)
504	American States Water Co.	22,186

See notes to Financial Statements.

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	(Continued)

Share Amount		Market Value

Common Stocks (continued)
Wireless Telecommunication Services (0.3%)
135	American Tower Corp.	$10,164
963	Sprint Nextel Corp. †	5,335
		15,499
Total Common Stocks (cost $5,611,612)		5,693,306
Total Investments (96.4%) (cost $5,611,612)		5,693,306
Other Assets less Liabilities (3.6%)		214,523
Net Assets (100.0%)		$5,907,829

†	Non-income producing security

Portfolio of Investments Summary Table (unaudited)

Percentage of Market Value
Aerospace & Defense	1.5%
Air Freight & Logistics	0.6%
Airlines	0.1%
Auto Components	0.2%
Automobiles	0.4%
Beverages	1.5%
Biotechnology	3.2%
Building Products	0.1%
Capital Markets	1.8%
Chemicals	1.6%
Commercial Banks	1.9%
Commercial Services & Supplies	1.0%
Communications Equipment	2.1%
Computers & Peripherals	6.4%
Construction & Engineering	0.2%
Consumer Finance	0.7%
Containers & Packaging	0.1%
Diversified Consumer Services	0.1%
Diversified Financial Services	2.1%
Diversified Telecommunication Services	1.9%
Electric Utilities	1.5%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	1.6%
Energy Equipment & Services	1.0%
Food & Staples Retailing	1.7%
Food Products	1.2%
Gas Utilities	0.2%
Health Care	0.4%
Health Care Equipment & Supplies	2.1%
Health Care Providers & Services	3.4%

See notes to Financial Statements.

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	(Continued)

Portfolio of Investments Summary Table (continued)

Percentage of Market Value
Health Care Technology	0.3%
Hotels, Restaurants & Leisure	1.2%
Household Durables	0.2%
Household Products	1.4%
Independent Power Producers & Energy Traders	0.1%
Industrial Conglomerates	1.7%
Insurance	2.7%
Internet & Catalog Retail	1.1%
Internet Software & Services	2.9%
IT Services	6.8%
Life Sciences Tools & Services	0.3%
Machinery	1.7%
Media	2.5%
Metals & Mining	0.7%
Multiline Retail	0.5%
Multi-Utilities	0.1%
Office Electronics	0.1%
Oil, Gas & Consumable Fuels	6.1%
Paper & Forest Products	0.2%
Personal Products	0.1%
Pharmaceuticals	13.5%
Pipelines	0.1%
Real Estate Investment Trusts (REITS)	1.7%
Real Estate Management & Development	0.1%
Road & Rail	0.7%
Semiconductors & Semiconductor Equipment	2.1%
Software	5.4%
Specialty Retail	2.0%
Textiles, Apparel & Luxury Goods	0.5%
Tobacco	1.2%
Trading Companies & Distributors	0.1%
Water Utilities	0.4%
Wireless Telecommunication Services	0.3%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the preceding Portfolio of Investments which are computed using the Fund’s total net assets.

See notes to Financial Statements.

Semi-Annual Shareholder Report

Huntington EcoLogical Strategy ETF	October 31, 2012

Schedule of Portfolio Investments	(unaudited)

Share Amount		Market Value

Common Stocks (96.5%)
Air Freight & Logistics (0.9%)
1,100	C.H. Robinson Worldwide, Inc.	$66,363
Auto Components (3.1%)
3,443	BorgWarner, Inc. †	226,618
Automobiles (2.2%)
14,246	Ford Motor Co.	158,985
Biotechnology (0.9%)
495	Biogen Idec, Inc. †	68,419
Capital Markets (2.0%)
2,255	T. Rowe Price Group, Inc.	146,439
Chemicals (2.8%)
1,914	Ecolab, Inc.	133,214
1,000	Sigma-Aldrich Corp.	70,140
		203,354
Commercial Services & Supplies (0.7%)
2,079	TETRA Tech, Inc. †	53,929
Communications Equipment (1.9%)
2,310	Qualcomm, Inc.	135,308
Computers & Peripherals (3.5%)
330	Apple Computer, Inc.	196,383
2,431	Fusion-io, Inc. †	57,372
		253,755
Construction & Engineering (4.2%)
7,931	MasTec, Inc. †	178,923
4,873	Quanta Services, Inc. †	126,357
		305,280
Containers & Packaging (1.0%)
1,700	Ball Corp.	72,811
Distributors (3.3%)
11,264	LKQ Corp. †	235,305
Electric Utilities (2.5%)
2,563	NextEra Energy, Inc.	179,564
Electrical Equipment (3.2%)
3,201	Emerson Electric Co.	155,024
2,783	General Cable Corp. †	79,399
		234,423
Food & Staples Retailing (7.6%)
1,848	Costco Wholesale Corp.	181,899
3,938	Whole Foods Market, Inc.	373,046
		554,945
Food Products (8.5%)
8,525	Darling International, Inc. †	140,918
1,826	McCormick & Co., Inc.	112,518

Share Amount		Market Value

Common Stocks (continued)
Food Products (continued)
6,291	The Hain Celestial Group, Inc. †	$363,621
		617,057
Gas Utilities (2.2%)
8,063	Questar Corp.	163,195
Health Care Equipment & Supplies (2.6%)
1,529	Becton, Dickinson & Co.	115,715
1,045	Varian Medical Systems, Inc. †	69,764
		185,479
Health Care Providers & Services (0.8%)
1,023	Quest Diagnostics, Inc.	59,048
Hotels, Restaurants & Leisure (3.7%)
396	Chipotle Mexican Grill, Inc. †	100,794
3,564	Starbucks Corp.	163,588
		264,382
Internet Software & Services (6.7%)
8,558	eBay, Inc. †	413,265
110	Google, Inc., Class A †	74,775
		488,040
IT Services (3.8%)
1,614	Accenture PLC, Class A	108,800
2,398	Teradata Corp. †	163,807
		272,607
Machinery (5.8%)
759	Cummins, Inc.	71,027
1,832	Illinois Tool Works, Inc.	112,357
1,815	SPX Corp.	124,492
2,805	Tennant Co.	104,963
		412,839
Media (1.2%)
1,798	Walt Disney Co.	88,228
Multi-Utilities (1.0%)
1,056	Sempra Energy	73,656
Oil, Gas & Consumable Fuels (3.3%)
8,184	Spectra Energy Corp.	236,272
Pharmaceuticals (3.5%)
1,012	Abbott Laboratories	66,306
2,684	Johnson & Johnson	190,081
		256,387
Real Estate Management & Development (1.5%)
2,200	CBRE Group, Inc., Class A †	39,644
913	Jones Lang LaSalle, Inc.	70,977
		110,621

See notes to Financial Statements.

Semi-Annual Shareholder Report

Huntington EcoLogical Strategy ETF	(Continued)

Share Amount		Market Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (5.8%)
2,970	Arm Holdings PLC ADR	$96,080
2,321	Cree, Inc. †	70,396
5,302	Texas Instruments, Inc.	148,932
3,526	Veeco Instruments, Inc. †	108,248
		423,656
Software (2.6%)
1,000	SAP AG ADR	72,900
1,341	VMware, Inc., Class A †	113,677
		186,577
Textiles, Apparel & Luxury Goods (2.8%)
1,411	NIKE, Inc., Class B	128,937
462	V.F. Corp.	72,294
		201,231

Share Amount		Market Value

Common Stocks (continued)
Trading Companies & Distributors (0.9%)
1,496	Fastenal Co.	$66,871
Total Common Stocks (cost $6,750,162)		7,001,644
Total Investments (96.5%) (cost $6,750,162)		7,001,644
Other Assets less Liabilities (3.5%)		255,967
Net Assets (100.0%)		$7,257,611

†	Non-income producing security

ADR    American Depositary Receipt

Portfolio of Investments Summary Table (unaudited)

Percentage of Market Value
Air Freight & Logistics	0.9%
Auto Components	3.2%
Automobiles	2.3%
Biotechnology	1.0%
Capital Markets	2.1%
Chemicals	2.9%
Commercial Services & Supplies	0.8%
Communications Equipment	1.9%
Computers & Peripherals	3.6%
Construction & Engineering	4.4%
Containers & Packaging	1.0%
Distributors	3.4%
Electric Utilities	2.6%
Electrical Equipment	3.5%
Food & Staples Retailing	7.9%
Food Products	8.8%
Gas Utilities	2.3%
Health Care Equipment & Supplies	2.6%
Health Care Providers & Services	0.8%
Hotels, Restaurants & Leisure	3.8%
Internet Software & Services	6.8%
IT Services	3.9%
Machinery	5.9%
Media	1.3%
Multi-Utilities	1.0%

See notes to Financial Statements.

Semi-Annual Shareholder Report

Huntington EcoLogical Strategy ETF	(Continued)

Portfolio of Investments Summary Table (continued)

Percentage of Market Value
Oil, Gas & Consumable Fuels	3.4%
Pharmaceuticals	3.7%
Real Estate Management & Development	1.6%
Semiconductors & Semiconductor Equipment	6.1%
Software	2.6%
Textiles, Apparel & Luxury Goods	2.7%
Trading Companies & Distributors	1.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the preceding Portfolio of Investments which are computed using the Fund’s total net assets.

See notes to Financial Statements.

Semi-Annual Shareholder Report

Statements of Assets and Liabilities

October 31, 2012 (Unaudited)

	Huntington US Equity Rotation Strategy ETF	Huntington EcoLogical Strategy ETF
Assets:
Investments, at value (Cost $5,611,612 and $6,750,162)	$5,693,306	$7,001,644
Cash equivalents	155,098	219,530
Deferred offering costs	26,445	22,952
Dividends and interest receivable	5,119	3,966
Receivable for investments sold	—	283,872
Receivable from advisor	37,278	31,709
Reclaims receivable	11	—
Prepaid expenses	37,507	76,631
Total Assets	5,954,764	7,640,304
Liabilities:
Payable for investments purchased	—	344,811
Other payables	1,234	1,323
Accrued offering costs	26,445	22,952
Accrued expenses:
Investment advisor fees	3,045	3,722
Administration	6,567	1,054
Fund accounting	1,049	432
Legal and audit fees	5,673	5,423
Compliance services	240	206
Consulting	1,603	1,371
Trustee	1,079	1,399
Total Liabilities	46,395	382,693
Net Assets	$5,907,829	$7,257,611

Net Assets consist of:
Capital	$5,758,500	$7,015,556
Accumulated net investment income (loss)	11,272	2,242
Accumulated net realized gains (loss) on investments and foreign currency	56,363	(11,669)
Net unrealized appreciation (depreciation) on investments and foreign currency	81,694	251,482
Net Assets	$5,907,829	$7,257,611

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	225,001	278,999
Net Asset Value (offering and redemption price per share):	$26.26	$26.01

See notes to Financial Statements.

Semi-Annual Shareholder Report

Statements of Operations

For the period ended October 31, 2012

	Huntington US Equity Rotation Strategy ETF	Huntington EcoLogical Strategy ETF
	For the period(a) July 23, 2012 through October 31, 2012(b)	For the period June 18, 2012(a) through October 31, 2012(b)
Investment Income:
Dividend income	$25,279	$25,466
Total Investment Income	25,279	25,466
Expenses:
Advisory fees	8,766	14,553
Administration fees	15,525	16,643
Fund accounting fees	1,808	1,542
Custodian fees	289	309
Trustee fees	2,381	2,277
Compliance services fees	457	489
Legal and audit fees	15,566	16,029
Printing fees	1,522	1,632
Consulting fees	3,044	3,263
Insurance fees	1,522	1,632
Offering costs	10,079	13,572
Other fees	6,126	7,394
Total Expenses before fee reductions	67,085	79,335
Expenses contractually waived or reimbursed by the Advisor	(42,999)	(42,539)
Reimbursement of offering costs by Advisor	(10,079)	(13,572)
Total Net Expenses	14,007	23,224
Net Investment Income (Loss)	11,272	2,242
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments and foreign currency transactions	179	(2,427)
Net realized gains (losses) on in-kind redemptions of investments	56,184	(9,242)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	81,694	251,482
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	138,057	239,813
Change in Net Assets Resulting From Operations	$149,329	$242,055

(a)	Commencement of operations.
(b)	Unaudited

See notes to Financial Statements.

Semi-Annual Shareholder Report

Statements of Changes in Net Assets

	Huntington US Equity Rotation Strategy ETF	Huntington EcoLogical Strategy ETF
	For the period July 23, 2012(a) through October 31, 2012(b)	For the period June 18, 2012(a) through October 31, 2012(b)
From Investment Activities:
Operations:
Net investment income (loss)	$11,272	$2,242
Net realized gains (losses) on investments and foreign currency transactions	56,363	(11,669)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	81,694	251,482
Change in net assets resulting from operations	149,329	242,055
Change in net assets from capital transactions	5,758,475	6,915,581
Change in net assets	5,907,804	7,157,636
Net Assets:
Beginning of period	25	99,975
End of period	$5,907,829	$7,257,611

Accumulated net investment income (loss)	$11,272	$2,242

Capital Transactions:
Proceeds from shares issued	$7,054,188	$7,529,517
Cost of shares redeemed	(1,295,713)	(613,936)
Change in net assets resulting from capital transactions	$5,758,475	$6,915,581

Share Transactions:
Issued	275,000	300,000
Redeemed	(50,000)	(25,000)
Change in shares	225,000	275,000

(a)	Commencement of operations.
(b)	Unaudited

See notes to Financial Statements.

Semi-Annual Shareholder Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Financial Highlights FOR THE PERIODS INDICATED

Huntington Strategy Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment activities
Huntington US Equity Rotation Strategy ETF Fund
July 23, 2012(c) through October 31, 2012(d)	$25.00	0.05	1.21	1.26
Huntington EcoLogical Strategy ETF Fund
June 18, 2012(c) through October 31, 2012(d)	$25.00	0.01	1.00	1.01
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Commencement of operations.
(d)	Unaudited

See notes to Financial Statements.

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total Return (excludes sales charge)(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Net Assets at end of period (000’s)	Portfolio Turnover(a)

$26.26	5.04%	0.95%	3.87%	0.76%	$5,908	—%

$26.01	4.04%	0.95%	2.68%	0.09%	$7,258	13%

See notes to Financial Statements.

Semi-Annual Shareholder Report

Notes to Financial Statements

October 31, 2012 (Unaudited)

1.	Organization

The Huntington Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its shares in two separate series: Huntington US Equity Rotation Strategy ETF (the “US Equity Rotation Fund”) and Huntington EcoLogical Strategy ETF (the “EcoLogical Strategy Fund”) (individually referred to as a “Fund,” or collectively as the “Funds.”). Each Fund is an actively managed exchange-traded fund. The investment objective of both Funds is to seek capital appreciation, and the Funds do not seek to replicate a specified index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Shares of each of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal, and Foreign Bonds and U.S. Government and Agency Securities) are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Semi-Annual Shareholder Report

In addition to the inputs discussed above for fixed income securities, asset backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

Shares of mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2012, while the breakdown, by category, of common stocks is disclosed in the Schedule of Investments for each Fund.

	LEVEL 1	Total Investments
Huntington US Equity Rotation Fund
Common Stocks(1)	$5,693,306	$5,693,306

Total Investments	$5,693,306	$5,693,306

Huntington EcoLogical Strategy Fund
Common Stocks(1)	$7,001,644	$7,001,644

Total Investments	$7,001,644	$7,001,644

(1)	Please see Schedule of Investments for industry classifications.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2, or 3 as of October 31, 2012. As of October 31, 2012, no securities were categorized as Level 2 or Level 3.

B.	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

D.	Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. foreign currency gain/loss, paydowns, distributions and income received from pass through investments, and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts,

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

capital loss carryforwards and losses deferred due to wash sales, straddles, and return of capital from investments.

The Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

E.	Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

3.	Investment Advisory Fee and Other Transactions with Affiliates

A.	Investment Advisory Fees

Huntington Asset Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of The Huntington National Bank (“Huntington”), serves as the Funds’ Investment Advisor. The Advisor receives an annual fee for its services, computed daily and paid monthly, of 0.60% of each Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or reimburse each Fund’s expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 0.95% of the Funds’ annual daily net assets (“Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013. The Expense Cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

B.	Administration, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) provides financial administration, transfer agency and portfolio accounting services to the Trust. Citi performs certain services on behalf of the Trust including but not limited to: (1) preparing and filing the Trust’s periodic financial reports on forms prescribed by the SEC; (2) calculating Fund expenses and making required disbursements; (3) calculating Fund performance data; and (4) providing certain compliance support services. As portfolio accountant, Citi maintains certain financial records of the Trust and provides accounting services to each Fund which includes the daily calculation of each Fund’s net asset value (“NAV”). Citi also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC.

For these services, each Fund pays Citi a fee accrued daily and paid monthly based on a percentage of each Fund’s average net assets, subject to an annual minimum fee.

Pursuant to an Exchange-Traded Fund Services Agreement with the Trust, Huntington Asset Services, Inc. (“HASI”) maintains the corporate records of the Trust, including minutes of meetings of the Board, and provides administrative support services in connection with updates to the Trust’s registration statement. HASI is a wholly-owned subsidiary of Huntington Bancshares Incorporated. Under the agreement, The Trust will pay HASI a fee of $20,000 for services during the first year, and $30,000 for services during each of the second and third years. Effective November 1, 2012, the fee paid to HASI will increase to $60,000, prorated, during the first year, and $70,000 for services during the second and third years.

C.	Distribution and Shareholder Services Fees

SEI Investments Distribution Co. (the “Distributor”) is the principal underwriter and distributor of each Fund’s shares. The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). This Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, the Funds may pay a 12b-1 fee not to exceed 0.25% per year of each Fund’s average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the plan.

D.	Custodian Fees

Citibank, N.A (the “Custodian”), an affiliate of Citi, serves as custodian for each Fund and safeguards and holds the Fund’s cash and securities, settles each Fund’s securities transactions and collects income on Fund investments. The Custodian receives fees based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

E.	Compliance Services

The Trust has contracted with Huntington to provide a Chief Compliance Officer to the Trust, for which it pays an annual fee of $2,000.

F.	General

Certain officers of the Trust are officers, directors and/or trustees of the above companies.

4.	Organization and Offering Costs

All costs incurred by the Trust in connection with the organization of the Trust were paid by the Advisor. The organization costs are not subject to recoupment by the Advisor in subsequent fiscal periods.

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Costs incurred in connection with the offering and initial registration of the Trust have been deferred and are being amortized on a straight-line basis over the first twelve months of each Fund’s operations.

5.	Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2012 were as follows:

	Purchases	Sales
Huntington US Equity Rotation Fund	$0	$5,689
Huntington EcoLogical Strategy Fund	800,195	699,349

Purchases and sales of in-kind transactions for the period ended October 31, 2012 were as follows:

	Purchases	Sales
Huntington US Equity Rotation Fund	$6,810,219	$1,249,282
Huntington EcoLogical Strategy Fund	7,250,613	589,628

6.	Capital Share Transactions

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s underlying index, and an amount of cash.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

During the period the Funds delivered securities in exchange for the redemption of capital shares (redemptions-in-kind). Securities and cash were transferred in exchange for capital share redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each redemption-in-kind transaction.

For the period ended October 31, 2012, the fair value of securities transferred for redemptions-in-kind and the net realized gains and losses recorded in connection with the transactions were as follows:

	Fair Value	Net Realized Gains/(Losses)
Huntington US Equity Rotation Fund	$(1,249,282)	$56,184
Huntington EcoLogical Strategy Fund	(589,628)	(9,241)

In addition, during the period the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind). For the period ended October 31, 2012, the fair value of securities received for subscriptions were as follows:

Fair Value
Huntington US Equity Rotation Fund	$6,810,219
Huntington EcoLogical Strategy Fund	7,250,613

7.	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

As of October 31, 2012, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Huntington US Equity Rotation Fund	$5,766,709	$211,276	$(129,582)	$81,694
Huntington EcoLogical Strategy Fund	6,969,692	373,585	(122,103)	251,482

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Notes to Financial Statements (Continued)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the difference between book and tax amortization methods for acquisition premium and market discount.

8.	Investment Risks

ETF	Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following additional risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Ecological	Investment Risk

The EcoLogical Strategy Fund’s ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy Fund may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy Fund’s ecological investment criteria may result in the EcoLogical Strategy Fund investing in industry sectors that are not performing as well as others.

9.	Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2012.

Semi-Annual Shareholder Report

BOARD OF TRUSTEES’ CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR THE HUNTINGTON US EQUITY ROTATION STRATEGY ETF AND HUNTINGTON ECOLOGICAL STRATEGY ETF (the “Funds”)

At a meeting held on May 11, 2011, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the “Advisory Agreement”) between Huntington Asset Advisors, Inc. (the “Advisor”) and the Funds. Pursuant to the Advisory Agreement between the Advisor and the Funds, the Advisor provides advisory services to the Funds.

During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, considered many factors, the most material of which were: (1) the nature, extent and quality of the services to be provided to the Funds by the Advisor in relation to the advisory fees; (2) whether the Advisor will realize economies of scale in providing services to the Funds and if these economies will be shared with the Funds; and (3) a comparison of the fees of comparable funds. Performance, costs of services and profitability were not considered as the Funds have not commenced operations.

Nature, Extent and Quality of Services in Relation to the Advisory Fees. In considering the nature, extent and quality of the services to be provided by the Advisor, the Board reviewed information relating to the Advisor’s operations and personnel. Among other things, the Advisor provided descriptions of its organizational and management structure, biographical information about its supervisory and portfolio management staff, and financial information. The Trustees also took into account the financial condition of the Advisor with respect to its ability to provide the services required under the Advisory Agreement. The Board was very familiar with the services to be provided by the Advisor as the Advisor serves as such for the other funds in The Huntington Funds complex. The Board determined that the nature, extent and quality of the services to be provided by the Advisor, in relation to the advisory fees, were acceptable.

Economies of Scale in Providing Services to the Funds and Whether these Economies Will be Shared with the Funds. The Board also considered the effect of the Funds’ size on its fees. The Board considered the fees under the Advisory Agreement and possible economies of scale that may be realized as the assets of the Funds grow. The Board also noted that if the Funds’ assets increase over time, the Advisor may realize economies of scale. The Board concluded that, as new funds, the Funds would likely not be large enough to realize economies of scale. In addition, the Board also noted that the administration fee charged to the Funds included fee breakpoints, which allowed the Funds to realize economies of scale as the assets of the Funds increase over time.

Comparison of the Fees and Total Expenses of Comparable Funds. With respect to the Funds’ fee, the Board considered comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board noted that the proposed fee and total expenses appeared to be in line with the comparisons.

Other Considerations. The Board also requests and receives substantial and detailed information about the other funds in The Huntington Complex on a regular basis. The Advisor provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the Board’s formal review of other advisory arrangements. The Board may also receive information in between regular meetings relating to particular matters as the need arises. The Board’s evaluation of the advisory relationship also included reports covering such matters as: the Advisor’s investment philosophy, personnel, and processes; operating strategies; the other Huntington Funds’ short- and long term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitive funds and/or other benchmarks, as appropriate) and comments on reasons for performance. The Board also considers reports concerning the other Huntington Funds’ expenses (including the advisory fee itself and the overall expense structure of the other Huntington Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the other Huntington Funds’ portfolio securities; the nature and extent of the advisory and other services provided to the other Huntington Funds by the Advisor and its affiliates; compliance and audit reports concerning the other Huntington Funds (including communications from regulatory agencies), as well as the Advisor’s

Semi-Annual Shareholder Report

responses to any issues raised therein; and relevant developments in the mutual fund industry and how the other Huntington Funds and/or the Advisor are responding to them. In the course of their deliberations regarding the Advisory Agreement, the Board also evaluated, among other things, the Advisor’s ability to supervise the Funds’ other service providers and their compliance programs.

The Board based its decision to approve the Advisory Agreement on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. The Board did not consider any one of the factors identified above to be determinative.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-855-HSS-ETFS or 1-855-477-3837 or at www.huntingtonstrategyshares.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonstrategyshares.com by selecting “Form N-Q”.

Huntington Asset Advisors, Inc., a wholly-owned subsidiary of The Huntington National Bank is the Investment Advisor of The Huntington Strategy Shares. Huntington Asset Services, Inc. maintains corporate records of the Funds, and is affiliated with Huntington Bancshares. Citi Fund Services Ohio, Inc. provides Administration, Transfer Agency and Accounting services to the Funds, while an affiliate, Citibank, N.A. is the Custodian to the Funds. SEI Investments Distribution Co is the principal underwriter and distributor of each Fund’s shares.

Exchange Traded Funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in Exchange Traded Funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Cusip 446698102	Cusip 446698201

Huntington Funds Shareholder Services: 1-855-477-3837

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Eddie R. Munson, David S. Schoedinger, Tadd C. Seitz, Mark D. Shary (Chairman), William H. Zimmer, III and Thomas J. Westerfield.

Item 6. Schedule of Investments.

(a) Included as part of report to stockholders under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - only for annual reports.

(a)(2) Separate certifications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3) Not applicable.

(b) A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Huntington Strategy Shares

By	(Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date	March 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date	March 5, 2013

By	(Signature and Title)	/s/ Robert Silva
Robert Silva, Treasurer

Date	March 5, 2013